Consolidated Statements Of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2012	$ 5	$ 252,956	$ (105,085)	$ 57,861	$ (58,270)	$ 1,337	$ 148,804
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2012	44,641,000
Issuance of common stock for stock-based compensation, net of forfeitures		2,625					2,625
Issuance of common stock for stock-based compensation, net of forfeitures, shares	566,000
Repurchase of common stock					(32,409)		(32,409)
Repurchase of common stock, shares	(831,000)
Stock-based compensation charges		12,303					12,303
Excess tax benefit from stock-based compensation expense		24,007					24,007
Equity portion of convertible senior notes, note hedges, and warrants, net of deferred tax assets and deferred financing costs		38,971					38,971
Unrealized gains on interest rate swaps, net of income tax expense			25,933				25,933
Net income attributable to controlling interests				23,816			23,816
Net loss attributable to noncontrolling interest						(3,169)	(3,169)
Foreign currency translation adjustments, net of income tax benefit			6,198			35	6,233
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2013	$ 5	330,862	(72,954)	81,677	(90,679)	(1,797)	247,114
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2013	44,376,000
Issuance of common stock for stock-based compensation, net of forfeitures		810					810
Issuance of common stock for stock-based compensation, net of forfeitures, shares	370,000
Repurchase of common stock					(7,156)		(7,156)
Repurchase of common stock, shares	(184,000)
Stock-based compensation charges		16,245					16,245
Excess tax benefit from stock-based compensation expense		4,739					4,739
Equity portion of convertible senior notes, note hedges, and warrants, net of deferred tax assets and deferred financing costs		(490)					(490)
Unrealized gains on interest rate swaps, net of income tax expense			6,220				6,220
Net income attributable to controlling interests				37,140			37,140
Net loss attributable to noncontrolling interest						1,946	1,946
Foreign currency translation adjustments, net of income tax benefit			(16,273)			132	(16,141)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2014	$ 5	352,166	(83,007)	118,817	(97,835)	(3,611)	$ 286,535
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2014	44,562,000						44,562,122
Issuance of common stock for stock-based compensation, net of forfeitures		1,107					$ 1,107
Issuance of common stock for stock-based compensation, net of forfeitures, shares	530,000
Repurchase of common stock					(4,731)		(4,731)
Repurchase of common stock, shares	(138,000)
Stock-based compensation charges		19,306					19,306
Excess tax benefit from stock-based compensation expense		1,985					1,985
Unrealized gains on interest rate swaps, net of income tax expense			6,058				6,058
Net income attributable to controlling interests				67,080			67,080
Net loss attributable to noncontrolling interest						1,099	1,099
Foreign currency translation adjustments, net of income tax benefit			(11,177)			661	(10,516)
Additional investment in Cardtronics Mexico joint venture						4,068	4,068
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2015	$ 5	$ 374,564	$ (88,126)	$ 185,897	$ (102,566)	$ 19	$ 369,793
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2015	44,954,000						44,953,620